SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Weighted average number of common shares outstanding: Diluted	1,444,142,262
Convertible note [Member]
Weighted average number of common shares outstanding: Diluted	118,452,834
Warrants [Member]
Weighted average number of common shares outstanding: Diluted	958,421	55,168